OTHER INTANGIBLE ASSETS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 79,729
Intangible assets other than goodwill at end of period	90,103	₽ 79,729
Carrying value
Other intangible assets
Intangible assets other than goodwill at beginning of period	192,700	223,463	₽ 168,286
Additions	49,078	39,643	32,754
Arising on business combinations		32	5,461
Disposal of subsidiary	(311)	(37,573)
Reaclassification into assets for sale	(184)
Effect on adoption of IFRS 15			19,197
Effect on assets impairment	(126)	(26)	(188)
Disposal	(39,203)	(33,889)	(10,004)
Other	(29)	15	44
Foreign exchange differences	1,303	1,035	7,913
Intangible assets other than goodwill at end of period	203,228	192,700	223,463
Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(112,971)	(127,501)	(88,889)
Arising on business combinations		(2)	(1,785)
Disposal of subsidiary	77	19,450
Reaclassification into assets for sale	5
Effect on adoption of IFRS 15			(12,368)
Charge for the year	(37,546)	(35,582)	(29,488)
Effect on assets impairment	2		50
Disposal	38,440	33,275	9,483
Other	35	(2,580)	(44)
Foreign exchange differences	(1,167)	(31)	(4,460)
Intangible assets other than goodwill at end of period	(113,125)	(112,971)	(127,501)
Licenses
Other intangible assets
Intangible assets other than goodwill at beginning of period	8,523
Intangible assets other than goodwill at end of period	₽ 8,720	8,523
Weighted-average period until next renewal of operating licenses	2 years 6 months
Licenses | Minimum
Other intangible assets
Useful life, years	1 year
Licenses | Maximum
Other intangible assets
Useful life, years	20 years
Licenses | Carrying value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 21,705	39,627	27,741
Additions	1,466	1,106	7,479
Disposal of subsidiary		(19,149)
Disposal	(108)	(84)	(223)
Other	25	4
Foreign exchange differences	913	201	4,630
Intangible assets other than goodwill at end of period	24,001	21,705	39,627
Licenses | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(13,182)	(16,113)	(11,481)
Disposal of subsidiary		5,155
Charge for the year	(1,266)	(2,911)	(2,711)
Disposal	71	25	193
Other	(10)	(2)
Foreign exchange differences	(894)	664	(2,114)
Intangible assets other than goodwill at end of period	(15,281)	(13,182)	(16,113)
Right to use radio frequencies
Other intangible assets
Intangible assets other than goodwill at beginning of period	1,591
Intangible assets other than goodwill at end of period	₽ 1,243	1,591
Right to use radio frequencies | Minimum
Other intangible assets
Useful life, years	1 year
Right to use radio frequencies | Maximum
Other intangible assets
Useful life, years	15 years
Right to use radio frequencies | Carrying value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 5,689	6,648	7,851
Additions			19
Additions	(11)	(38)
Effect on assets impairment	43	(26)
Disposal	(172)	(865)	(1,223)
Other	30	(1)	1
Foreign exchange differences		(29)
Intangible assets other than goodwill at end of period	5,579	5,689	6,648
Right to use radio frequencies | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(4,098)	(4,586)	(4,761)
Charge for the year	(367)	(372)	(796)
Disposal	160	831	971
Other	(31)
Foreign exchange differences		29
Intangible assets other than goodwill at end of period	(4,336)	(4,098)	(4,586)
Billing and other software
Other intangible assets
Intangible assets other than goodwill at beginning of period	57,872
Intangible assets other than goodwill at end of period	₽ 67,445	57,872
Billing and other software | Minimum
Other intangible assets
Useful life, years	1 year
Billing and other software | Maximum
Other intangible assets
Useful life, years	25 years
Billing and other software | Carrying value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 139,968	138,564	119,976
Additions	35,277	27,921	20,884
Arising on business combinations		6	3,021
Disposal of subsidiary	(311)	(15,770)
Reaclassification into assets for sale	(184)
Effect on assets impairment	(167)		(168)
Disposal	(28,035)	(11,564)	(8,215)
Other	(83)	93	89
Foreign exchange differences	386	718	2,977
Intangible assets other than goodwill at end of period	146,851	139,968	138,564
Billing and other software | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(82,096)	(80,785)	(63,840)
Arising on business combinations		(2)	(1,785)
Disposal of subsidiary	77	12,657
Reaclassification into assets for sale	5
Charge for the year	(25,146)	(24,394)	(20,941)
Effect on assets impairment			44
Disposal	27,953	11,065	7,994
Other	76	(22)	(70)
Foreign exchange differences	(275)	(615)	(2,187)
Intangible assets other than goodwill at end of period	(79,406)	(82,096)	(80,785)
Customer base
Other intangible assets
Intangible assets other than goodwill at beginning of period	2,882
Intangible assets other than goodwill at end of period	₽ 2,450	2,882
Customer base | Minimum
Other intangible assets
Useful life, years	4 years
Customer base | Maximum
Other intangible assets
Useful life, years	31 years
Customer base | Carrying value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 5,930	8,790	7,323
Arising on business combinations		(37)	1,530
Disposal	(73)	(2,823)	(63)
Intangible assets other than goodwill at end of period	5,857	5,930	8,790
Customer base | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(3,048)	(5,258)	(4,641)
Charge for the year	(431)	(603)	(680)
Disposal	72	2,813	63
Intangible assets other than goodwill at end of period	(3,407)	(3,048)	(5,258)
Numbering capacity
Other intangible assets
Intangible assets other than goodwill at beginning of period	66
Intangible assets other than goodwill at end of period	₽ 54	66
Numbering capacity | Minimum
Other intangible assets
Useful life, years	2 years
Numbering capacity | Maximum
Other intangible assets
Useful life, years	15 years
Numbering capacity | Carrying value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 2,677	2,868	2,915
Additions			10
Additions	15	(2)
Arising on business combinations		2	1
Disposal of subsidiary		(136)
Disposal	(24)	(64)	(82)
Foreign exchange differences		9	24
Intangible assets other than goodwill at end of period	2,668	2,677	2,868
Numbering capacity | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(2,611)	(2,754)	(2,756)
Disposal of subsidiary		129
Charge for the year	(27)	(41)	(57)
Disposal	24	64	82
Foreign exchange differences		(9)	(23)
Intangible assets other than goodwill at end of period	(2,614)	(2,611)	(2,754)
Cost-to-obtain contracts
Other intangible assets
Intangible assets other than goodwill at beginning of period	7,241
Intangible assets other than goodwill at end of period	₽ 7,667	7,241
Cost-to-obtain contracts | Minimum
Other intangible assets
Useful life, years	2 years
Cost-to-obtain contracts | Maximum
Other intangible assets
Useful life, years	5 years
Cost-to-obtain contracts | Carrying value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 13,635	23,360
Additions	10,390	10,290	3,961
Disposal of subsidiary		(1,826)
Effect on adoption of IFRS 15			19,197
Disposal	(9,758)	(18,281)
Foreign exchange differences		92	202
Intangible assets other than goodwill at end of period	14,267	13,635	23,360
Cost-to-obtain contracts | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(6,394)	(16,343)
Disposal of subsidiary		1,208
Effect on adoption of IFRS 15			(12,368)
Charge for the year	(9,964)	(6,887)	(3,876)
Disposal	9,758	18,281
Other		(2,573)
Foreign exchange differences		(80)	(99)
Intangible assets other than goodwill at end of period	(6,600)	(6,394)	(16,343)
Other intangible assets
Other intangible assets
Intangible assets other than goodwill at beginning of period	1,554
Intangible assets other than goodwill at end of period	₽ 2,524	1,554
Other intangible assets | Minimum
Other intangible assets
Useful life, years	1 year
Other intangible assets | Maximum
Other intangible assets
Useful life, years	10 years
Other intangible assets | Carrying value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 3,096	3,606	2,480
Additions	1,941	366	401
Arising on business combinations		61	909
Disposal of subsidiary		(692)
Effect on assets impairment	(2)		(20)
Disposal	(1,033)	(208)	(198)
Other	(1)	(81)	(46)
Foreign exchange differences	4	44	80
Intangible assets other than goodwill at end of period	4,005	3,096	3,606
Other intangible assets | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(1,542)	(1,662)	(1,410)
Disposal of subsidiary		301
Charge for the year	(345)	(374)	(427)
Effect on assets impairment	2		6
Disposal	402	196	180
Other		17	26
Foreign exchange differences	2	(20)	(37)
Intangible assets other than goodwill at end of period	₽ (1,481)	₽ (1,542)	₽ (1,662)